Investment Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Dividends and interest income	$ 38
Plan's interest in Master Trust income	5,655
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	1,861,692
Dividends and interest income	52,844
Plan's interest in Master Trust income	1,914,536
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	5,615
Dividends and interest income	40
Plan's interest in Master Trust income	$ 5,655